TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carryforward	$ 2,137	$ 2,519
Inventory reserves	1,530	1,362
Interest limitation	602	236
Provisions for employee benefits	340	355
R&D expenses	147	222
Capital tax losses carryforward	1,002	876
Other	565	892
Deferred tax assets, before valuation allowance	6,323	6,462
Valuation allowance	(1,002)	(876)	$ (3,214)	$ (5,202)
Deferred tax assets, net	5,321	5,586
Deferred tax liabilities:
Property, plant and equipment	(6,203)	(4,526)
Intangible assets	(108)	(150)
Other temporary differences deferred tax liabilities	(23)	(33)
Deferred tax liabilities	(6,334)	(4,709)
Net	$ (1,013)	$ 877